Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Cash and Bank Balances [Abstract]
Cash and bank balances	RM 32,636,917		RM 9,987,324
Fixed deposits with original maturities of three months or less			23,373,900
Cash and bank balances	RM 32,636,917	$ 7,743,041	RM 33,361,224	$ 7,914,881	RM 56,183,612	RM 28,171,145